Warrants Presented at Fair Value (Details)	6 Months Ended
	Jun. 30, 2019 $ / shares shares
Class of Warrant or Right [Line Items]
Outstanding	96,989,100
Fair value	1,289,388
Outstanding Warrants One [Member]
Class of Warrant or Right [Line Items]
Outstanding	1,760,040
Exercise price | $ / shares	$ 1.50
Issuance year	2014
Exercisable through	2019
Fair value		[1]
Outstanding Warrants Two [Member]
Class of Warrant or Right [Line Items]
Outstanding	120,000
Exercise price | $ / shares	$ 0.92	[2]
Issuance year	2014
Exercisable through	0	[3]
Fair value	54	[1]
Outstanding Warrants Three [Member]
Class of Warrant or Right [Line Items]
Outstanding	296,813
Exercise price | $ / shares	$ 1.50
Issuance year	2015
Exercisable through	2020
Fair value	2	[1]
Outstanding Warrants Four [Member]
Class of Warrant or Right [Line Items]
Outstanding	374,001
Exercise price | $ / shares	$ 1.50
Issuance year	2016
Exercisable through	2021
Fair value	123	[1]
Outstanding Warrants Five [Member]
Class of Warrant or Right [Line Items]
Outstanding	905,555
Exercise price | $ / shares	$ 0.17
Issuance year	2017
Exercisable through	2022
Fair value	41,487	[1]
Outstanding Warrants Six [Member]
Class of Warrant or Right [Line Items]
Outstanding	333,333
Exercise price | $ / shares	$ 1.50
Issuance year	2017
Exercisable through	2022
Fair value	881	[1]
Outstanding Warrants Seven [Member]
Class of Warrant or Right [Line Items]
Outstanding	53,333
Exercise price | $ / shares	$ 1.50
Issuance year	2017
Exercisable through	2022
Fair value	52	[1]
Outstanding Warrants Eight [Member]
Class of Warrant or Right [Line Items]
Outstanding	50,000
Exercise price | $ / shares	$ 1.50
Issuance year	2017
Exercisable through	2022
Fair value	59	[1]
Outstanding Warrants Nine [Member]
Class of Warrant or Right [Line Items]
Outstanding	33,332
Issuance year	2017
Exercisable through	2022
Fair value	127	[1]
Outstanding Warrants Nine [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	$ 1.00
Outstanding Warrants Nine [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	$ 1.20
Outstanding Warrants Ten [Member]
Class of Warrant or Right [Line Items]
Outstanding	33,332
Issuance year	2017
Exercisable through	2022
Fair value	127	[1]
Outstanding Warrants Ten [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	$ 1.00
Outstanding Warrants Ten [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise price | $ / shares	$ 1.20
Outstanding Warrants Eleven [Member]
Class of Warrant or Right [Line Items]
Outstanding	675,926
Exercise price | $ / shares		[4]
Issuance year	2017
Exercisable through	2022
Fair value	82,116	[1]
Outstanding Warrants Twelve [Member]
Class of Warrant or Right [Line Items]
Outstanding	11,111
Exercise price | $ / shares	$ 1.20
Issuance year	2017
Exercisable through	2022
Fair value	36	[1]
Outstanding Warrants Thirteen [Member]
Class of Warrant or Right [Line Items]
Outstanding	300,000
Exercise price | $ / shares	$ 0.50
Issuance year	2018
Exercisable through	2023
Fair value	5,048	[1]
Outstanding Warrants Fourteen [Member]
Class of Warrant or Right [Line Items]
Outstanding	1,659,971
Exercise price | $ / shares	$ 0.17
Issuance year	2018
Exercisable through	2022
Fair value	43,035	[1]
Outstanding Warrants Fifteen [Member]
Class of Warrant or Right [Line Items]
Outstanding	29,411,765
Exercise price | $ / shares	$ 0.27	[5]
Issuance year	2018
Exercisable through	2020	[6]
Fair value	337,525	[1]
Outstanding Warrants Sixteen [Member]
Class of Warrant or Right [Line Items]
Outstanding	20,588,236
Exercise price | $ / shares		[7]
Issuance year	0	[7]
Exercisable through	0	[7]
Fair value	236,267	[1]
Outstanding Warrants Seventeen [Member]
Class of Warrant or Right [Line Items]
Outstanding	6,617,647
Exercise price | $ / shares	$ 0.27	[5]
Issuance year	2018
Exercisable through	2020	[6]
Fair value	80,170	[1]
Outstanding Warrants Eighteen [Member]
Class of Warrant or Right [Line Items]
Outstanding	11,764,706
Exercise price | $ / shares	$ 0.27	[5]
Issuance year	2018
Exercisable through	2020	[6]
Fair value	158,064	[1]
Outstanding Warrants Nineteen [Member]
Class of Warrant or Right [Line Items]
Outstanding	1,411,765
Exercise price | $ / shares	$ 0.27	[5]
Issuance year	2018
Exercisable through	2024
Fair value	52,713	[1]
Outstanding Warrants Twenty [Member]
Class of Warrant or Right [Line Items]
Outstanding	5,882,352
Exercise price | $ / shares	$ 0.27	[5]
Issuance year	2018
Exercisable through	2021	[6]
Fair value	86,032
Outstanding Warrants Twenty One [Member]
Class of Warrant or Right [Line Items]
Outstanding	14,705,882
Exercise price | $ / shares	$ 0.27	[5]
Issuance year	2018
Exercisable through	2020	[6]
Fair value	165,470

[1]	Issued in connection with the 2014 through 2018 financing rounds.
[2]	Subject to changes as describe in the agreement.
[3]	M&A or qualified PO as described in the agreement.
[4]	Less than $0.01.
[5]	Subject to a mechanism described in the agreement but not less than $0.17, therefore, the outstanding amount were calculated based on an exercise price of $0.17, which result the maximum potential amount of warrants.
[6]	Two years or an PO, the earlier.
[7]	Since the actual number of warrants cannot be determined as of June 30, 2019, the outstanding amount were calculated based on an exercise price of $0.17, which result the maximum potential amount of warrants.